Trust Account - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
United States Treasury Bills [Line Items]
Proceeds from Issuance or Sale of Equity				$ 750,000,000		$ 750,000,000
Proceeds from Issuance Initial Public Offering				0	$ 750,000,000	750,000,000
Cash		$ 785,553,621		785,553,621		$ 441,037
Investment maturity date						Mar. 23, 2023
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net		0	$ 0	0	$ 0	$ 0
Proceeds From Trust Account For Working Capital Purposes						250,000
IPO [Member]
United States Treasury Bills [Line Items]
Proceeds from Issuance Initial Public Offering	$ 750,000,000			735,000,000		735,000,000
Private Placement [Member]
United States Treasury Bills [Line Items]
Proceeds from Issuance of Private Placement				15,000,000		15,000,000
US Treasury Bills [Member]
United States Treasury Bills [Line Items]
Debt securities, held-to-maturity		$ 785,553,621		$ 785,553,621		$ 759,271,905